Calvert SAGE Fund
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

August 17, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Calvert SAGE Fund
File Nos. 811-22212 and 333-152031
Post-Effective Amendment No. 22 to Registration Statement

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is a post-effective amendment to the Securities Act and Investment Company Act of 1940 Registration Statement of Calvert SAGE Fund, on behalf of Calvert Large Cap Value Fund and Calvert Equity Income Fund (each, a “Fund”).

The purpose of this filing is to implement for each Fund a mandate to investment globally and to register Class I shares for each Fund. Changes to the Fund name, objective, strategy and risks have been made accordingly, and a new Class I prospectus is also included in this filing.

This post-effective amendment represents a re-filing of the post-effective amendment made pursuant to Rule 485(a) on July 2, 2015 (Accession No. 0001438390-15-000048), for which Registrant filed a request for withdrawal on August 7, 2015, stemming from the use of an incorrect EDGAR filing code. This re-filing reflects a new prospectus date and includes other non-material changes, namely changes to disclosure for the Funds’ responsible investment principles and description of foreign securities.

Pursuant to Rule 461 under the Securities Act, the Registrant and Calvert Investment Distributors, Inc., the principal underwriter of shares for the Registrant, hereby jointly and respectfully request that the effective date of Post-Effective Amendment No. 22 be accelerated to October 1, 2015, or as soon thereafter as practicable.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President
Calvert SAGE Fund
Calvert Investment Distributors, Inc.

cc:    Lisa Larkin, Esq.
Division of Investment Management
Securities and Exchange Commission